Equity Method Investment (Details Textual) - USD ($)		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity Method Investment (Textual)
Equity method investments, fair value disclosure				$ 985,586
Recognized loss from equity method investment		$ (13,404)	$ (138,124)	(66,970)
Equity interests, description	The Group paid $307,996 to acquire 20% of an investee's the equity interest.
Payments to acquire equity method investments				327,263
Equity method investment		$ 817,223	$ 1,019,009	1,228,269
CFO Aishang [Member]
Equity Method Investment (Textual)
Equity method investments, fair value disclosure				$ 985,586
Equity interests, description				The remaining 40% equity interests in CFO Aishang was recorded as equity method investment at the disposal date.
Payments to acquire equity method investments				$ 307,996
Equity method investment, ownership percentage				55.00%
Equity method investment, ownership transferred percentage				15.00%